Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

	Weighted Average Life at 7/31/2021	July 31, 2021				January 31, 2021
		Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Goodwill		$7,060	$—	$(7,060)	$—	$7,060	$—	$(7,060)	$—

Proprietary rights	6.4	$8,220	$(3,920)	$—	$4,300	$7,781	$(3,688)	$—	$4,093
Customer relationships	0.4	5,024	(4,748)	—	276	5,024	(4,513)	—	511
Patents	3.1	2,440	(1,653)	—	787	2,440	(1,528)	—	912
Trade name	4.8	894	(80)	(760)	54	894	(74)	(760)	60
Developed technology	4.4	1,430	(798)	—	632	1,430	(727)	—	703
Other	2.8	684	(278)	—	406	684	(213)	—	471

Amortizable intangible assets		$18,692	$(11,477)	$(760)	$6,455	$18,253	$(10,743)	$(760)	$6,750

Goodwill and other intangible assets from continuing operations consisted of the following:

	Weighted Average Life at 1/31/20	January 31, 2021				January 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount

		(in thousands)				(in thousands)
Goodwill		$7,060	$—	$(7,060)	$—	$7,060	$—	$(4,529)	$2,531

Proprietary rights	7.2	$7,781	$(3,688)	—	4,093	$9,247	$(4,950)	—	4,297
Customer relationships	0.8	5,024	(4,513)	—	511	5,024	(3,831)	—	1,193
Patents	3.6	2,440	(1,528)	—	912	2,440	(1,277)	—	1,163
Trade name	5.3	894	(74)	(760)	60	894	(63)	(760)	71
Developed technology	4.9	1,430	(727)	—	703	1,430	(584)	—	846
Other	3.4	684	(213)	—	471	653	(87)	—	566

Amortizable intangible assets		$18,253	$(10,743)	$(760)	$6,750	$19,688	$(10,792)	$(760)	$8,136

Future Estimated Amortization Expense Related to Amortizable Intangible Assets	As of July 31, 2021, future estimated amortization expense related to amortizable intangible assets was estimated to be (in thousands):

For fiscal years ending January 31
2022	$588
2023	1,167
2024	1,032
2025	837
2026	700
Thereafter	2,131

Total	$6,455

Aggregate amortization expense was $1.8 million, and $1.8 million for the fiscal years ended January 31, 2021 and 2020, respectively. As of January 31, 2021, future estimated amortization expense related to amortizable intangible assets is estimated to be (in thousands):

For fiscal year ending January 31:
2022	$1,266
2023	1,125
2024	989
2025	828
2026	658
Thereafter	1,884

Total	$6,750